INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2017
INCOME TAXES
Schedule of credit for income tax
	For the years ended December 31,
	2015	2016	2017
	US$	US$	US$
Income tax benefits:
Current income tax expenses	-	(200,040)	(292,436)
Deferred income tax benefits	1,249,696	2,433,497	7,149,616
Total	1,249,696	2,233,457	6,857,180

Schedule of significant components of the deferred tax assets and liabilities
	As of December 31,
	2016	2017
	US$	US$
Deferred tax assets
Accruals	1,879,890	2,011,300
Net operating loss carry forwards	5,797,149	8,741,138
Valuation allowance	(7,457,437)	(10,595,656)
Total deferred tax assets	219,602	156,782

Deferred tax liabilities
Acquired intangible assets	9,068,560	2,565,985
Total deferred tax liabilities	9,068,560	2,565,985

Schedule of reconciliation between the income taxes benefit computed by applying the PRC tax rate to loss before income taxes and the actual provision (credit) of income taxes
	For the year ended December 31,
	2015	2016	2017
	US$	US$	US$

Net loss before provision for income taxes	(105,895,819)	(27,526,602)	(168,756,159)
Statutory tax rates in the PRC	25%	25%	25%
Income tax at statutory tax rate	(26,473,955)	(6,881,651)	(42,189,040)
Expenses not deductible for tax purposes:
Goodwill impairment loss	21,483,693	-	31,813,203
Entertainment expenses exceeded tax limit	7,687	21,533	11,783
Other expenses exceeded tax limit	226,428	-	-
Effect of income tax rate difference in other jurisdiction	1,551,150	633,997	102,670
Changes in unrecognized tax benefits	-	200,040	292,436
Changes in valuation allowance	1,955,301	3,792,624	3,111,768
Income tax benefits	(1,249,696)	(2,233,457)	(6,857,180)

Schedule of Unrecognized Tax Benefits Roll Forward
	For the years ended December 31,
	2016	2017
	US$	US$
Balance at beginning of the year	70,979	271,019
Addition based on tax positions related to the current year	200,040	292,436
Balance at end of the year	271,019	563,455